Document and Entity Information	9 Months Ended
Jun. 30, 2013
Document and Entity Information:
Entity Registrant Name	American Laser Healthcare Corp
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Central Index Key	0001534099
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Balance Sheets (Unaudited) (USD $)	Mar. 31, 2013		Sep. 30, 2012		Dec. 31, 2011
Current Assets
Cash and equivalents	$ 5,161		$ 71,824		$ 2,000
Inventories	42,569
Prepaid expense	41,498		51,250
Total current assets	106,743		138,074		2,000
Furniture & office equipment, net	2,983
Intangible assets	14,532		15,000
Total long-term assets	17,515		15,000
TOTAL ASSETS	106,743		138,074		2,000
Current liabilities
Accounts payable	21,051		1,305
Accrued liabilities	172,775		1,839		400
Promissory note payable	100,000		126,000
Interest payable	6,751		3,238
Common shares issuable			67,500
Total liabilities	300,577		199,882		400
Stockholders' equity (deficit)
Common Stock	1,837	[1]	1,790	[1]	2,000	[1]
Additional paid-in capital	194,056		16,603		943
Warrants	56,000
Accumulated (deficit)	(445,727)		(80,201)		(1,343)
Total stockholders' (deficit)	(193,834)		(61,809)		1,600
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 106,743		$ 138,074		$ 2,000

[1]	All common shares amounts and per share amounts in these financial statements, reflect the five-for-one stock split of the issued and outstanding shares of common stock of the Company, effective April 28, 2012 including retroactive adjustment of common share amounts.

Statement of Financial Position - Parenthetical (USD $)	Mar. 31, 2013		Sep. 30, 2012		Dec. 31, 2011
Balance Sheets
Preferred Stock, Par Value				[1]	$ 0.0001
Preferred Stock, Shares Authorized				[1]	20,000,000
Preferred Stock, Shares Issued					0
Preferred Stock, Shares Outstanding					0
Common Stock, Par Value	$ 0.00002	[2]	$ 0.00002	[2]	$ 0.0001	[2]
Common Stock, Shares Authorized	100,000,000	[2]	100,000,000	[2]	100,000,000	[2]
Common Stock, Shares Issued	91,835,500	[2]	89,500,000	[2]	89,500,000	[2]
Common Stock, Shares Outstanding	91,835,500	[2]	89,500,000	[2]	89,500,000	[2]

[1]	The Company has not established any policies governing preferred stock as of September 30, 2012.
[2]	All common shares amounts and per share amounts in these financial statements, reflect the five-for-one stock split of the issued and outstanding shares of common stock of the Company, effective April 28, 2012 including retroactive adjustment of common share amounts.

Statements of Operations (Unaudited) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended	18 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Mar. 31, 2013
Operating expenses
General and administrative	$ 260,401	$ 35,790		$ 348,769	$ 37,133			$ 420,946
Research and development	4,819			27,537				33,705
Total operating expenses	265,220	35,790	(943)	376,306	37,133	(74,203)	(75,146)	454,651
Loss from operations	(265,220)	(35,790)	(943)	(376,306)	(37,133)	(74,203)	(75,146)	(454,651)
Other income (expense)
Other income				15,000				15,000
Interest expense	(2,864)	(66)		(4,221)	(66)	(3,455)	(3,455)	(7,676)
Total other income (expense)	(2,864)	(66)	(943)	10,779	(66)	(77,658)	(78,601)	7,324
Income taxes			400			1,200	1,600	1,600
Net loss	$ (268,084)	$ (35,856)	$ (1,343)	$ (365,526)	$ (37,199)	$ (78,858)	$ (80,201)	$ (445,727)
Loss per common share-basic and diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.001)	$ (0.001)
Weighted average number of common shares outstanding-basic and diluted	91,228,333	19,175,824	20,000,000	90,768,104	20,000,000	65,380,051	57,629,562

Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended	18 Months Ended
	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,343)	$ (365,526)	$ (37,199)	$ (78,858)	$ (80,201)	$ (445,727)
Adjustments to reconcile Net (Loss) to net cash provided (used) by operating activities
Depreciation and amortization		949				949
Common stock issued for directors' fees				1,400	1,400	1,400
Change in operating assets and liabilities
Change in Inventory		(42,569)				(42,569)
Change in Prepaid expenses		9,752	(51,000)	(51,250)	(51,250)	(41,498)
Change in Interest payable		3,513	66	3,238	3,238	6,751
Change in Accounts payable		19,746		1,305	1,305	26,026
Change in Accrued liabilities	400	170,937	2,190	1,439	1,839	168,250
Net cash used in operating activities	(943)	(203,199)	(85,943)	(122,726)	(123,669)	(327,818)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets		(3,464)				(3,464)
Net cash (used) in investing activities		(3,464)				(3,464)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of promissory notes		11,000	100,000	126,000	126,000	137,000
Payment of promissory notes		(11,000)				(11,000)
Stockholders' additional paid-in capital	2,943			1,000	3,943
Redemption of common stock			(1,950)	(1,950)	(1,950)	(1,950)
Proceeds from issuance of common stock		140,000	2,943	67,500	67,500	212,393
Net cash provided by financing activities	2,943	140,000	100,993	192,550	195,493	336,443
Net increase in cash	2,000	(66,663)	15,050	69,824	71,824	5,161
Cash at beginning of period		71,824		2,000
Cash at end of period	2,000	5,161	15,050	71,824	71,824	5,161
Non-cash transactions:
Common stock issued for conversion of promissory notes payable		26,000				26,000
Acquisition of intangible assets with issuance of common stock				15,000	15,000	15,000
Common stock issued for directors' fees				$ 1,400	$ 1,400	$ 1,400

Statement of Changes in Stockholders' Deficit (Unaudited) (USD $)		Common Stock		Common Stock Shares issued for director fees		Common Stock Shares issued for asset purchase agreement		Common Stock Shares issued for conversion of Promissory notes, October 25, 2012	Common Stock Shares issued for promissory notes October 25, 2012	Common Stock Shares issued for cash November 2, 2012	Common Stock Shares issued for cash January 23, 2013	Common Stock Shares issued for cash February 19, 2013	Additional Paid-in Capital	Additional Paid-in Capital Shares issued for director fees	Additional Paid-in Capital Shares issued for asset purchase agreement	Additional Paid-in Capital Shares issued for conversion of Promissory notes, October 25, 2012	Additional Paid-in Capital Shares issued for promissory notes October 25, 2012	Additional Paid-in Capital Shares issued for cash November 2, 2012	Additional Paid-in Capital Shares issued for cash January 23, 2013	Additional Paid-in Capital Shares issued for cash February 19, 2013	Warrants	Accumulated Deficit	Accumulated Deficit Shares issued for director fees	Total	Shares issued for asset purchase agreement	Shares issued for conversion of Promissory notes, October 25, 2012	Shares issued for promissory notes October 25, 2012	Shares issued for cash November 2, 2012	Shares issued for cash January 23, 2013	Shares issued for cash February 19, 2013
Balance at Sep. 20, 2011
Shares issued for cash, Value		$ 2,000	[1]																					$ 2,000
Shares issued for cash, Shares	[1]	100,000,000
Net loss																						(1,343)		(1,343)
Balance, Value at Dec. 31, 2011		2,000											943									(1,343)		1,600
Additional paid-in capital at Dec. 31, 2011													943											943
Balance, Shares at Dec. 31, 2011		100,000,000
Stock redemption, Value		(1,950)	[1]																					(1,950)
Stock redemption, Shares	[1]	(97,500,000)
Shares issued for cash, Value		100	[1]										900											1,000
Shares issued for cash, Shares	[1]	5,000,000
Issuance of Stock, Value				140	[2]	1,500	[3]							1,260	13,500								1,400		15,000
Issuance of Stock, Shares				7,000,000	[2]	75,000,000	[3]
Net loss																						(78,858)		(78,858)
Balance, Value at Sep. 30, 2012		1,790											16,603									(80,201)		(61,809)
Additional paid-in capital at Sep. 30, 2012																								16,603
Balance, Shares at Sep. 30, 2012		89,500,000
Issuance of Stock, Value								14	5	4	4	20				67,486	25,995	19,996	19,996	99,980						67,500	26,000	20,000	20,000	100,000
Issuance of Stock, Shares								675,000	260,000	200,000	200,000	1,000,000
Net loss																						(365,526)		(365,526)
Warrants issued, March 6, 2013													(560,000)								56,000
Balance, Value at Mar. 31, 2013		1,837											194,056								56,000	(445,727)		(193,834)
Additional paid-in capital at Mar. 31, 2013																								$ 194,056
Balance, Shares at Mar. 31, 2013		91,835,000

[1]	Retroactively adjusted to reflect the 5-for-1 stock split of April 28, 2012
[2]	3,500,000 shares issued to David Janisch as director fees, and 3,500,000 shares issued to James Djen as director fees
[3]	75,000,000 shares to Macbeam Inc., Bia Mac, and Theresa Quach for a certain asset purchase agreement

Note 1: Basis of Presentation	9 Months Ended
Jun. 30, 2013
Notes
Note 1: Basis of Presentation

Note 1:  Basis of Presentation

The accompanying unaudited interim condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months period and six months period ended March 31, 2013 are not necessarily indicative of the results that may be expected for the full fiscal year. For further information, refer to the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2012.

Nature of Operations

American Laser Healthcare Corporation, formerly known as Amberwood Acquisition Corporation, (“ALHC” or “the Company”) was incorporated on September 21, 2011 under the laws of the State of Delaware to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. The Company is an SEC reporting company that intends to improve health and wellness by providing access to innovative diagnostics and treatment for patients with pain and other common medical conditions. The Company plans to do this by creating and managing a profitable medical device product development business coupled with a healthcare service business that provides a protocol and pathway for the adoption and implementation of Low Level Light Therapy (LLLT).

The Company possesses the exclusive rights to the patented methodology, the MB Bioenergy Light Therapy System.  The patented device also has US FDA clearance through Amest Corporation who owns the FDA clearance with 510k registration K030275.  LLLT has associated insurance reimbursement codes to allow payment for treatment.

On August 1, 2012, the Company offered a Private Placement Offering Memorandum (PPM) of 10,000,000 shares of common stock at $0.10 per share for an aggregate of $1,000,000, and through March 31, 2013, has received $140,000 in stock subscriptions.

Basis of Presentation

The summary of significant accounting policies presented below is designed to assist in understanding the Company's financial statements. Such financial statements and accompanying notes are the representations of the Company's management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America ("GAAP") in all material respects, and have been consistently applied in preparing the accompanying financial statements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Concentration of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. The Company places its cash with high quality banking institutions. From time to time, the Company maintains cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit.

Income Taxes

Under ASC 740, "Income Taxes", deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when it is more likely than not that some or all of the deferred tax assets will not be realized.

Inventories

Inventories are stated at lower of cost or market value, and is determined using the first-in, first-out method (FIFO). All inventories consist of medical devices and accessories.

Revenue Recognition

The revenue is recognized when the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered, and the customer takes ownership and assumes risk of loss; (3) the seller’s price to the buyer is fixed or determinable; and (4) collection is reasonably assured.  The Company has not generated revenue since the inception of September 21, 2011.

Note 2: Going Concern	9 Months Ended
Jun. 30, 2013
Notes
Note 2: Going Concern

Note 2:  Going Concern

The Company has sustained a net loss of $268,084 and $365,526 for the three months and six months ended March 31, 2013, respectively, and accumulated deficit of $445,727 at March 31, 2013.  The Company's continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations, which it has not been able to accomplish to date, and /or obtain additional financing from its stockholders and/or other third parties.

These financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations. The continuation of the Company as a going concern is dependent upon financial support from its stockholders, the ability of the Company to obtain necessary equity financing to continue operations, successfully locating and negotiate with a business entity for the combination of that target company with the Company.

There is no assurance that the Company will ever be profitable. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Note 3: Recent Accounting Pronouncements	9 Months Ended
Jun. 30, 2013
Notes
Note 3: Recent Accounting Pronouncements

Note 3:  Recent Accounting Pronouncements

Recently issued accounting pronouncements

We do not expect the adoption of recently issued accounting pronouncement to have a significant impact on our results of operations, financial position or cash flow.

Note 4: Inventories	9 Months Ended
Jun. 30, 2013
Notes
Note 4: Inventories	Note 4: Inventories As of March 31, 2013, the Company has inventories of $41,249 for medical devices and of $1,320 in accessories for the medical devices.

Note 5: Prepaid Expenses	9 Months Ended
Jun. 30, 2013
Notes
Note 5: Prepaid Expenses	Note 5: Prepaid Expenses Prepaid expenses consist of $30,000 legal fees, $837 for insurance, $300 for rent, and $10,361 of security deposits.

Note 6: Intangible Assets	9 Months Ended
Jun. 30, 2013
Notes
Note 6: Intangible Assets

Note 6:  Intangible Assets

The Company owns a patent with a book value at the acquisition date of $15,000.  The patent was acquired in the quarter ended September 30, 2012 and has a remaining useful life of 16 years.  The intangible asset is amortized over 16 years at a monthly amortization expense of $78.  The accumulated amortization expense for the three and six months period ending March 31, 2013 was $234 and $468, respectively.

Note 7: Research and Development Expenses	9 Months Ended
Jun. 30, 2013
Notes
Note 7: Research and Development Expenses

Note 7:  Research and Development Expenses

The Company incurred research and development expenses of $4,819 and $27,537 for the three and six months period ended March 31, 2013, respectively.  These expenses consisted of engineering and software development costs in updating the MB Bioenergy Light Therapy System to a touch screen display model.

Note 8: Stock Issued	9 Months Ended
Jun. 30, 2013
Notes
Note 8: Stock Issued

Note 8:  Stock Issuance

On October 25, 2012, the Company issued 675,000 common shares to the investors of the Private Placement Offering Memorandum for the $67,500 received prior to this issuance.

On October 25, 2012, the Company converted the two promissory notes payable in amounts of $16,000 and $10,000 to common shares through the offering of the Private Placement Offering Memorandum for 260,000 common shares at $0.1000 per share.

On November 2, 2012, the Company issued 200,000 common shares at a price of $0.10 per share for a total of $20,000 through a Private Placement Offering.

On January 23, 2013, the Company issued 200,000 common shares at a price of $0.10 per share for a total of $20,000 through a Private Placement Offering.

On February 19, 2013, the Company issued 1,000,000 common shares at a price of $0.10 per share for a total of $100,000 through a Private Placement Offering.

Note 9: Warrants Issuance	9 Months Ended
Jun. 30, 2013
Notes
Note 9: Warrants Issuance

Note 9:  Warrants Issuance

On March 6, 2013, the Company issued warrants to accredited investors participating in the Private Placement Memorandum (the “PPM”).  Under the terms of the PPM, the Company issued an aggregate of 2,335,000 units (the “Units”), consisting of 2,335,000 shares of common stock and 1,167,500 warrants at a purchase price of $.10 per unit.  Each Unit consists of one share of common stock and a warrant to purchase .5 shares of common stock.  The warrants have an exercise price of $.10 per share and expire one year from the date of issuance.

The fair value of the warrants issued on March 6, 2013 was estimated to be $56,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 130.01%, risk free interest rate of .15% and an expected life of one year.

The following table represents a summary of warrants outstanding as of March 31, 2013:

Number of Shares	Exercise Price	Expiration Date
1,167,500	$.10	March 5, 2014

Below is a summary of warrant activity for the three months ended March 31, 2013:

	Number Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Weighted Average Grant Date Fair Value Per Share
Outstanding at December 31, 2013	0			0
Granted	1,167,500	$.10	1	$0.05
Exercised	---	---	---	---
Expired or Cancelled	---	---	---	---
Outstanding at March 31, 2013	1,167,500	$.10	1	$0.05

All warrants were fully vested upon issuance.

Note 10: Accrued Liabilities	9 Months Ended
Jun. 30, 2013
Notes
Note 10: Accrued Liabilities

Note 10:  Accrued Liabilities

Accrued liabilities consist of $100,000 accrued liability from the VAR agreement for the transfer of manufacturing and servicing rights under an FDA (510k) clearance (see Note 12 below for additional information); of $67,800 accrued salaries and of $4,975 credit card payable.

On January 2, 2013, the Company entered into a Valued Added Reseller (VAR) agreement with Amest Corporation located in Rancho Santa Margarita, California. Amest Corporation is engaged in the manufacturing and servicing of medical equipment under a US FDA 510K clearance, with registration number K030275.  As agreed, Amest Corporation would transfer the manufacturing and servicing rights under the FDA clearance to the Company.  The Company is currently in the process of that transfer.  In exchange, the Company will pay cash or issue a $100,000 promissory note to Amest Corporation. The VAR agreement shall expire in one year and is automatically renewed for additional one year, and can be cancelled by either party with a 30 days notification. The Company will also purchase products from Amest Corporation and will re-label, re-sell or distribute such products with the Company’s name. Amest is currently the sole supplier to the Company, and the Company effectively, has the exclusive right to purchase these products from Amest as the Company has the US patent related to these products.

Note 11: Related Party Transactions	9 Months Ended
Jun. 30, 2013
Notes
Note 11: Related Party Transactions

Note 11:  Related Party Transactions

On March 28, 2013, the Company’s attorney who is providing legal and consulting services purchased a unit from the Company for $7,500, which has applied to his legal and consulting fees.

Note 12: Notes Payable	9 Months Ended
Jun. 30, 2013
Notes
Note 12: Notes Payable

Note 12:  Notes Payable

The Company has a short-term unsecured note of $100,000 with a 6% annual interest rate, dated March 16, 2012, which was renewed on March 16, 2013. Principal and accrued interest are due on March 15, 2014.  This note is convertible to 1,000,000 common shares at the conversion price of $0.10 per share after April 11, 2013.

Interest expense for the three and six months period ended March 31, 2013 totaled approximately $1,500 and   $3,000 respectively.

Note 11: Commitments and Contingencies	9 Months Ended
Jun. 30, 2013
Notes
Note 11: Commitments and Contingencies

Note 13:  Commitments and Contingencies

On August 1, 2012, the Company entered a service agreement with an attorney in providing legal and consulting services as general legal counsel to the Company.  The term of the agreement is for one year and expires on August 31, 2013.  The Company has incurred legal expenses of $4,000 and $10,000 for the three and six months period ended March 31, 2013.

On October 12, 2012, the Company entered into a licensing agreement with a third party, based in Southern California for the purpose of allowing the third party to operate walk in pain therapy clinics, using the current MB Bioenergy Light Therapy System.  This agreement was terminated on April 23, 2013.

Note 12: Lease Agreement	9 Months Ended
Jun. 30, 2013
Notes
Note 12: Lease Agreement

Note 14:  Lease Agreement

The Company entered a lease agreement with Irvine Company to lease an office unit located in Irvine, California, effective November 5, 2012.  The lease term is one year with monthly lease payment of $2,904.  The lease is subject to renew upon expiration.  According to the lease term, the Company made a security deposit totaled $9,002.  The Company also leases a conference room nearby in the same city on a month to month basis for $300 per month, which was terminated on May 31, 2013.

Note 15: Subsequent Events	9 Months Ended
Jun. 30, 2013
Notes
Note 15: Subsequent Events

Note 15:  Subsequent Events

On April 3, 2013, the Company issued 300,000 common shares at a price of $0.10 per share for a total of $30,000 through a Private Placement Offering.

On April 3, 2013, the Company signed a Memorandum of Understanding with Xin Yao Investment Group, LTD, based in Richmond, Canada for the purpose of commercializing the Company’s intellectual property in China.

On April 11, 2013, the Company’s Board of Directors by unanimous consent and by written consent of the shareholders to effect a reverse stock split of the Corporation’s common stock at the rate of one (1) share of new Common Stock for each ten (10) shares of Common Stock held on April 11, 2013.  This reverse split is not reflected in the financial statements and footnotes as the split was after March 31, 2013.

On April 23, 2013, the Company terminated a licensing agreement with a third party based in Southern California, for the failure to pay the initial license fee payment for the purpose of allowing the operation of walk in pain therapy clinics, using the current MB BioEnergy Light Therapy System.

On May 14, 2013, the Company issued 5,000 common shares (after reverse stock split) at a price of $1.00 per share for a total of $5,000 through a Private Placement Offering.

On May 31, 2013, the Company signed an Exclusive and Non-Exclusive Distributor Agreement and replaces the Exclusive Distributor Agreement signed on February 20, 2013, with Bio Beta Technology based in Garden Grove, California.  Bio Beta Technology agrees to purchase 50 units during 2013 and 100 units in 2014 to maintain its exclusivity in Vietnam and Cambodia.

On June 12, 2013, the Company issued 10,000 common shares (after reverse stock split) at a price of $1.00 per share for a total of $10,000 through a Private Placement Offering.

Note 1: Basis of Presentation: Nature of Operations (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Nature of Operations

Nature of Operations

American Laser Healthcare Corporation, formerly known as Amberwood Acquisition Corporation, (“ALHC” or “the Company”) was incorporated on September 21, 2011 under the laws of the State of Delaware to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. The Company is an SEC reporting company that intends to improve health and wellness by providing access to innovative diagnostics and treatment for patients with pain and other common medical conditions. The Company plans to do this by creating and managing a profitable medical device product development business coupled with a healthcare service business that provides a protocol and pathway for the adoption and implementation of Low Level Light Therapy (LLLT).

The Company possesses the exclusive rights to the patented methodology, the MB Bioenergy Light Therapy System.  The patented device also has US FDA clearance through Amest Corporation who owns the FDA clearance with 510k registration K030275.  LLLT has associated insurance reimbursement codes to allow payment for treatment.

On August 1, 2012, the Company offered a Private Placement Offering Memorandum (PPM) of 10,000,000 shares of common stock at $0.10 per share for an aggregate of $1,000,000, and through March 31, 2013, has received $140,000 in stock subscriptions.

Note 1: Basis of Presentation: Basis of Presentation (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Basis of Presentation

Basis of Presentation

The summary of significant accounting policies presented below is designed to assist in understanding the Company's financial statements. Such financial statements and accompanying notes are the representations of the Company's management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America ("GAAP") in all material respects, and have been consistently applied in preparing the accompanying financial statements.

Note 1: Basis of Presentation: Use of Estimates (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Note 1: Basis of Presentation: Concentration of Risk (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Concentration of Risk

Concentration of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. The Company places its cash with high quality banking institutions. From time to time, the Company maintains cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit.

Note 1: Basis of Presentation: Income Taxes (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Income Taxes

Income Taxes

Under ASC 740, "Income Taxes", deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when it is more likely than not that some or all of the deferred tax assets will not be realized.

Note 1: Basis of Presentation: Inventories (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Inventories	Inventories Inventories are stated at lower of cost or market value, and is determined using the first-in, first-out method (FIFO). All inventories consist of medical devices and accessories.

Note 1: Basis of Presentation: Revenue Recognition (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Revenue Recognition

Revenue Recognition

The revenue is recognized when the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered, and the customer takes ownership and assumes risk of loss; (3) the seller’s price to the buyer is fixed or determinable; and (4) collection is reasonably assured.  The Company has not generated revenue since the inception of September 21, 2011.

Note 9: Warrants Issuance: Summary of warrants outstanding (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Summary of warrants outstanding	The following table represents a summary of warrants outstanding as of March 31, 2013:
Number of Shares	Exercise Price	Expiration Date
1,167,500	$.10	March 5, 2014

Note 9: Warrants Issuance: Summary of warrant activity (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Summary of warrant activity

Below is a summary of warrant activity for the three months ended March 31, 2013:

	Number Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Weighted Average Grant Date Fair Value Per Share
Outstanding at December 31, 2013	0			0
Granted	1,167,500	$.10	1	$0.05
Exercised	---	---	---	---
Expired or Cancelled	---	---	---	---
Outstanding at March 31, 2013	1,167,500	$.10	1	$0.05

Note 1: Basis of Presentation: Nature of Operations (Details) (USD $)	Mar. 31, 2013		Sep. 30, 2012		Dec. 31, 2011		Jun. 30, 2013 Private Placement Offering Memorandum (PPM)	Aug. 01, 2012 Private Placement Offering Memorandum (PPM)
Common Stock, Shares Authorized	100,000,000	[1]	100,000,000	[1]	100,000,000	[1]		10,000,000
Share Price								$ 0.1
Aggregate value of shares authorized								$ 1,000,000
Common Stock, Value, Subscriptions							$ 140,000

[1]	All common shares amounts and per share amounts in these financial statements, reflect the five-for-one stock split of the issued and outstanding shares of common stock of the Company, effective April 28, 2012 including retroactive adjustment of common share amounts.

Note 2: Going Concern (Details) (USD $)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended	18 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Mar. 31, 2013
Details
Net loss	$ 268,084	$ 268,084	$ 35,856	$ 1,343	$ 365,526	$ 37,199	$ 365,526	$ 78,858	$ 80,201	$ 445,727
Accumulated (deficit)		$ 445,727		$ 1,343	$ 445,727			$ 80,201	$ 80,201	$ 445,727

Note 4: Inventories (Details) (USD $)	Jun. 30, 2013
Details
Inventories, medical devices	$ 41,249
Inventories, medical device accessories	$ 1,320

Note 5: Prepaid Expenses (Details) (USD $)	Jun. 30, 2013
Details
Prepaid legal fees	$ 30,000
Prepaid Insurance	837
Prepaid Rent	300
Prepaid security deposits	$ 10,361

Note 6: Intangible Assets (Details) (USD $)	3 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Details
Finite-Lived Intangible Assets, Amortization Expense	$ 234	$ 468

Note 7: Research and Development Expenses (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended	18 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2013	Jun. 30, 2013	Mar. 31, 2013
Details
Research and development	$ 4,819	$ 4,819	$ 27,537	$ 27,537	$ 33,705

Note 8: Stock Issued (Details) (USD $)	Jun. 12, 2013		May 14, 2013		Apr. 03, 2013	Feb. 19, 2013	Jan. 23, 2013	Nov. 02, 2012	Oct. 25, 2012
Shares to the investors of the Private Placement Offering Memorandum									675,000
Shares to the investors of the Private Placement Offering Memorandum, Amount									$ 67,500
Common shares issued for conversion of Promissory Notes									260,000
Common shares issued for conversion of Promissory Notes, price per share									$ 0.1
Stock issued through Private Placement Offering, Shares	10,000	[1]	5,000	[1]	300,000	1,000,000	200,000	200,000
Stock issued through Private Placement Offering, Share Price	$ 1	[1]	$ 1	[1]	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Stock issued through Private Placement Offering, Amount	10,000	[1]	5,000	[1]	30,000	100,000	20,000	20,000
Note 1
Common shares issued for conversion of Promissory Notes, Value									16,000
Note 2
Common shares issued for conversion of Promissory Notes, Value									$ 10,000

[1]	After a reverse stock split.

Note 9: Warrants Issuance (Details) (Warrants to accredited investors participating in the Private Placement Memorandum (the "PPM"), USD $)	9 Months Ended
Jun. 30, 2013
Warrants to accredited investors participating in the Private Placement Memorandum (the "PPM")
Debt Instrument, Issuance Date	Mar 6, 2013
Debt Instrument, Issuer	the Company
Warrants Issuance, aggregate units	2,335,000
Warrants Issuance, shares of common stock	2,335,000
Warrants Issuance, warrants	1,167,500
Warrants Issuance, purchase price per unit	$ 0.1
Warrants Issuance, exercise price per share	$ 0.1
Long-term Debt, Fair Value	$ 56,000
Fair Value Measurements, Valuation Techniques	Black-Scholes option pricing model
Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions, Expected Volatility Rate	130.01%
Fair Value Assumptions, Risk Free Interest Rate	15.00%
Fair Value Assumptions, Expected Term	1 year

Note 9: Warrants Issuance: Summary of warrants outstanding (Details) (USD $)	Jun. 30, 2013
Details
Warrants outstanding, number of shares	1,167,500
Warrants outstanding, exercise price	$ 0.1
Warrants outstanding, expiration date	Mar 5, 2014

Note 9: Warrants Issuance: Summary of warrant activity (Details) (USD $)	3 Months Ended
Jun. 30, 2013
Details
Warrants outstanding, start of period	0
Warrants outstanding, weighted average grant date fair value per share, start of period	$ 0
Warrants granted, shares	1,167,500
Warrants granted, weighted average exercise price	$ 0.1
Warrants granted, weighted average remaining contractual term in years	1
Warrants granted, Weighted Average Grant Date Fair Value Per Share	$ 0.05
Warrants outstanding, end of period	1,167,500
Warrants outstanding, weighted average exercise price, end of period	$ 0.1
Warrants outstanding, weighted average remaining contractual term in years, end of period	1
Warrants outstanding, weighted average grant date fair value per share, end of period	$ 0.05

Note 10: Accrued Liabilities (Details) (USD $)	Jun. 30, 2013
Details
Accrued liabilities, VAR agreement	$ 100,000
Accrued liabilities, salaries	67,800
Accrued liabilities, credit card payable	$ 4,975

Note 11: Related Party Transactions (Details) (USD $)	9 Months Ended
Jun. 30, 2013
Details
Related Party Transaction, Date	Mar 28, 2013
Related Party Transaction, Description of Transaction	the Company’s attorney who is providing legal and consulting services purchased a unit from the Company
Related Party Transaction, Amounts of Transaction	$ 7,500
Related Party Transaction, Terms and Manner of Settlement	applied to his legal and consulting fees

Note 12: Notes Payable (Details) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended	18 Months Ended	3 Months Ended	9 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Mar. 31, 2013	Jun. 30, 2013 Short-term Note 1	Jun. 30, 2013 Short-term Note 1
Short-term Debt								$ 100,000	$ 100,000
Short-term Debt, Weighted Average Interest Rate								6.00%	6.00%
Short-term Debt, Date									Mar 16, 2012
Short-term Debt, Terms									Principal and accrued interest are due on March 15, 2014. This note is convertible to 1,000,000 common shares at the conversion price of $0.10 per share after April 11, 2013.
Interest expense	$ 2,864	$ 66	$ 4,221	$ 66	$ 3,455	$ 3,455	$ 7,676	$ 1,500	$ 3,000

Note 11: Commitments and Contingencies (Details) (Legal and consulting services, USD $)	3 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Legal and consulting services
Purchase Commitment, Description		On August 1, 2012, the Company entered a service agreement with an attorney in providing legal and consulting services as general legal counsel to the Company. The term of the agreement is for one year and expires on August 31, 2013.
Legal Fees	$ 4,000	$ 10,000

Note 12: Lease Agreement (Details) (Legal and consulting services, USD $)	9 Months Ended
	Jun. 30, 2013	Nov. 05, 2012
Legal and consulting services
Lease Agreement, Description	The Company entered a lease agreement with Irvine Company to lease an office unit located in Irvine, California, effective November 5, 2012. The lease term is one year with monthly lease payment of $2,904. The lease is subject to renew upon expiration.
Security Deposit		$ 9,002

Note 15: Subsequent Events (Details) (USD $)	Jun. 12, 2013		May 14, 2013		Apr. 03, 2013	Feb. 19, 2013	Jan. 23, 2013	Nov. 02, 2012
Details
Stock issued through Private Placement Offering, Shares	10,000	[1]	5,000	[1]	300,000	1,000,000	200,000	200,000
Stock issued through Private Placement Offering, Share Price	$ 1	[1]	$ 1	[1]	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Stock issued through Private Placement Offering, Amount	$ 10,000	[1]	$ 5,000	[1]	$ 30,000	$ 100,000	$ 20,000	$ 20,000

[1]	After a reverse stock split.